UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

Blackstone / GSO Strategic Credit Fund

Portfolio of Investments

March 31, 2013 (Unaudited)

	Moody’s Rating	Principal Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 108.55%
Aerospace and Defense - 3.86%
Booz Allen Hamilton, Inc., Senior Secured Tranche B First Lien Initial Term Loan, 4.500%, 7/27/2019	Ba2	$1,990,000	$2,022,129
Camp Systems International Holdings Co., Senior Secured First Lien Refinance Term Loan, 5.250%, 05/31/2019	B1	6,965,000	7,056,416
DAE Aviation Holdings, Inc., Senior Secured First Lien Term B-1 Loan, 6.250%, 11/02/2018	B3	4,092,238	4,168,968
DAE Aviation Holdings, Inc., Senior Secured First Lien Term B-2 Loan, 6.250%, 11/02/2018	B3	1,855,148	1,889,932
Digitalglobe, Inc., Senior Secured First Lien New Term Loan, 3.750%, 01/31/2020	Caa1	848,896	861,761
Landmark Aviation (LM U.S. Member LLC), Senior Secured First Lien Canadian Term Loan, 5.750%, 10/25/2019	B3	649,414	659,155
Landmark Aviation (LM U.S. Member LLC), Senior Secured First Lien Initial Term Loan, 5.750%, 10/25/2019	B3	7,663,086	7,778,032
Landmark Aviation (LM U.S. Member LLC), Senior Secured Second Lien Initial Term Loan, 9.500%, 10/26/2020	B3	2,000,000	2,050,000
Sequa Corp., Senior Secured First Lien Term Loan, 5.250%, 06/19/2017	B2	6,892,644	7,018,159

			33,504,552

Automotive - 2.13%
CCC Information Services, Inc., Senior Secured First Lien Term Loan, 5.250%, 12/20/2019	B1	3,030,380	3,070,532
Chrysler Group LLC, Senior Secured Tranche B First Lien Term Loan, 6.000%, 05/24/2017	Ba2	2,984,810	3,044,715
FRAM Group Holdings, Inc. (aka Autoparts Holdings), Senior Secured First Lien Term Loan, 6.500%, 07/31/2017	B2	2,920,209	2,965,225
Jason, Inc., Senior Secured First Lien Term Loan, 5.000%, 02/28/2019	B1	2,000,000	2,007,500
Navistar International Corp., Senior Secured Tranche B First Lien Term Loan, 7.000%, 08/17/2017	B3	4,987,500	5,054,208
TI Group Automotive Systems LLC, Senior Secured First Lien Additional Term Loan, 5.500%, 03/28/2019	Ba3	2,307,692	2,330,769

			18,472,949

Banking, Finance, and Real Estate - 5.25%
Alliant Holdings I, Inc., Senior Secured First Lien Term Loan, 5.000%, 12/20/2019	B2	9,821,429	9,966,737
AmWins Group LLC, Senior Secured First Lien Term B Loan, 5.000%, 09/06/2019	B2	1,995,000	2,023,060
Asurion LLC, Senior Secured Tranche B-1 First Lien Incremental Term Loan, 4.500%, 05/24/2019	Ba2	7,980,000	8,079,271
Cunningham Lindsey Corp., Senior Secured First Lien Term Loan, 5.000%, 12/10/2019	B1	9,351,563	9,532,796
Duff and Phelps Corp., Senior Secured First Lien Term Loan, 0.280%, 03/14/2020	B1	1,071,429	1,085,496
First Data Corp., Senior Secured First Lien Extended 2018 Dollar Term Loan, 5.204%, 03/26/2018	B1	1,909,091	1,905,874
HarbourVest Partners LP, Senior Secured First Lien New Term Loan, 4.750%, 11/21/2017	Ba3	3,069,952	3,085,301
Nuveen Investments, Inc., Senior Secured First Lien New Term Loan, 5.204%, 05/13/2017	B3	7,000,000	7,146,265
SNL Financial LC, Senior Secured First Lien Term Loan, 5.500%, 10/23/2018	B2	2,660,000	2,674,404

			45,499,204

Beverage, Food and Tobacco - 2.57%
Advance Pierre Foods, Inc., Senior Secured First Lien Term Loan, 5.750%, 07/10/2017	B1	4,394,392	4,464,702
Advance Pierre Foods, Inc., Senior Secured Second Lien Term Loan, 9.500%, 10/10/2017	B1	6,944,444	7,193,299
Del Monte Corp., Senior Secured First Lien Initial Term Loan, 4.000%, 03/08/2018	Ba3	3,990,000	4,032,713
Fairway Group Acquisition Co., Senior Secured First Lien Term Loan, 6.750%, 08/17/2018	B2	3,482,522	3,547,819
U.S. Foodservice, Inc., Senior Secured First Lien Term Loan, 5.750%, 03/31/2017	B3	2,981,830	3,024,216

			22,262,749

Capital Equipment - 2.39%
BakerCorp International, Inc., Senior Secured First Lien Replacement Term Loan, 4.250%, 02/07/2020	Ba3	5,000,000	5,045,075
Dematic S.A., Senior Secured First Lien Term Loan, 5.250%, 12/18/2019	B2	4,433,333	4,488,750

	Moody’s Rating	Principal Amount	Market Value

Capital Equipment (continued)
Edwards (Cayman Islands II) Ltd., Senior Secured First Lien Term B Loan, 4.750%, 03/22/2020	B3	$2,828,283	$2,842,424
Sensus U.S.A., Inc. (fka Sensus Metering Systems), Senior Secured Second Lien Term Loan, 8.500%, 05/09/2018	Ba2	6,450,000	6,494,344
Unifrax I LLC, Senior Secured First Lien Dollar Term Loan, 4.250%, 11/28/2018	Ba3	898,477	909,061
Unifrax I LLC, Senior Secured First Lien Euro Term Loan, 4.133%, 11/28/2018	Ba3	697,674	898,788

			20,678,442

Chemicals, Plastics and Rubber - 4.87%
Arizona Chemical U.S., Inc., Senior Secured First Lien Term Loan, 5.250%, 12/22/2017	Ba3	755,618	769,627
Berry Plastics Corp., Senior Secured First Lien Term D Loan, 3.500%, 02/08/2020	B2	9,146,341	9,142,180
Houghton International, Inc., Senior Secured First Lien Term Loan, 5.000%, 12/20/2019	B1	748,125	760,985
Ineos Finance PLC, Senior Secured First Lien Dollar Term Loan, 6.500%, 05/04/2018	B1	4,987,406	5,080,021
Nusil Technology LLC, Senior Secured First Lien Term Loan, 5.000%, 04/07/2017	B1	4,558,972	4,599,593
Pinnacle Operating Corp., Senior Secured First Lien Term B Loan, 6.750%, 11/15/2018	B2	11,193,750	11,333,672
Tronox, Senior Secured First Lien Term Loan, 4.500%, 03/13/2020	Ba2	1,974,724	2,006,191
U.S. Coastings Aquisition, Inc., Senior Secured First Lien Initial Term B Loan, 4.750%, 02/01/2020	B2	8,391,608	8,517,063

			42,209,332

Construction and Building - 1.84%
Custom Building Products, Inc., Senior Secured First Lien Term Loan, 6.000%, 12/16/2019	B1	12,818,222	13,074,587
SRS Distribution, Inc., Senior Secured First Lien Term Loan, 4.750%, 09/02/2019	B2	2,894,737	2,916,462

			15,991,049

Consumer Goods Durable - 2.52%
AOT Bedding Super Holdings LLC (AKA National Bedding/Serta), Senior Secured First Lien Term B Loan, 5.000%, 10/01/2019	B2	7,000,000	7,107,625
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	B2	1,779,935	1,806,634
Hupah Finance, Inc., Senior Secured First Lien Initial Term Loan, 4.500%, 01/21/2019	B2	2,466,945	2,505,491
MModal, Inc., Senior Secured First Lien Term B Loan, 6.750%, 08/15/2019	Ba3	8,462,909	8,206,399
Spectrum Brands, Inc., Senior Secured First Lien Term B Loan, 4.500%, 12/17/2019	Ba3	2,158,053	2,193,391

			21,819,540

Consumer Goods Non Durable - 1.81%
Acosta, Inc., Senior Secured First Lien Term D Loan, 5.000%, 03/01/2018	B1	4,901,836	4,979,971
Hostess Brands, Senior Secured First Lien Term Loan, 6.750%, 03/12/2020	B3	1,363,636	1,397,727
KIK Custom Products, Inc., Senior Secured First Lien Canadian Term Loan, 2.460%, 06/02/2014	B2	145,955	140,065
KIK Custom Products, Inc., Senior Secured First Lien U.S. Term Loan, 2.460%, 06/02/2014	B2	851,405	817,043
Sagittarius Brands, Inc., Senior Secured First Lien Term B Loan, 6.250%, 09/28/2018	B1	8,409,091	8,325,000

			15,659,806

Containers, Packaging and Glass - 3.66%
Berlin Packaging LLC, Senior Secured First Lien Term Loan, 4.750%, 04/02/2019	B1	3,548,387	3,586,089
Berlin Packaging LLC, Senior Secured Second Lien Term Loan, 8.750%, 03/28/2020	B2	714,286	721,875
Bway Corp. (aka ICL Industrial Containers), Senior Secured First Lien Term B Loan, 4.503%, 08/06/2017	Ba3	12,082,173	12,251,323
John Henry Holdings, Inc. (aka Multi Packaging Solutions), Senior Secured First Lien Term Loan, 6.000%, 12/06/2018	B2	11,970,000	12,239,325
Sealed Air Corp., Senior Secured First Lien Term B-1 Facility Loan, 4.000%, 10/03/2018	Ba1	2,919,960	2,966,563

			31,765,175

Energy Electricity - 1.83%
NXP B.V. (NXP Fundings LLC), Senior Secured Tranche C First Lien Term Loan, 4.750%, 01/10/2020	B1	4,987,500	5,107,200
Star West Generation LLC, Senior Secured First Lien Term B Advance Loan, 5.000%, 03/13/2020	Ba3	5,037,576	5,107,901
Topaz Power Holdings LLC, Senior Secured First Lien Term Loan, 5.250%, 02/26/2020	B1	5,543,484	5,640,494

			15,855,595

	Moody’s Rating	Principal Amount	Market Value

Energy, Oil and Gas - 5.71%
Ameriforge Group, Inc., Senior Secured First Lien Term Loan, 6.000%, 12/19/2019	B2	$6,982,500	$7,090,170
Boomerang Tube LLC, Senior Secured First Lien Term Loan, 11.009%, 10/11/2017	B3	1,975,000	1,999,687
Brock Holdings III, Inc., Senior Secured Second Lien Term Loan, 10.000%, 03/16/2018	B1	833,333	844,791
Buffalo Gulf Coast Terminals LLC, Senior Secured First Lien Term Loan, 5.250%, 10/31/2017	Ba1	2,653,333	2,713,033
EMG Utica LLC, Senior Secured First Lien Term Loan, 4.750%, 03/26/2020	B2	1,888,112	1,902,273
NFR Energy LLC (Sabine Oil & Gas LLC), Senior Secured First Lien Mission Term Loan, 8.750%, 12/31/2018	Caa1	3,276,596	3,364,671
Plains Exploration & Production Co., Senior Secured First Lien Term B Loan, 4.000%, 11/30/2019	Ba3	4,166,667	4,182,292
Ruby Western Pipeline Holdings LLC, Senior Secured First Lien Term Loan, 3.500%, 03/27/2020	Ba2	1,475,904	1,496,197
Samson Investment Co., Senior Secured Second Lien Initial Term Loan, 6.000%, 09/25/2018	B1	4,000,000	4,053,760
Sheridan Production Partners LP, Senior Secured Tranche B-2 First Lien Term Loan [PRT I], 5.000%, 10/01/2019	B1	5,739,857	5,804,430
Sheridan Production Partners LP, Senior Secured Tranche B-2 First Lien Term Loan [PRT I-A], 5.000%, 10/01/2019	B1	760,578	769,135
Sheridan Production Partners LP, Senior Secured Tranche B-2 First Lien Term Loan, 5.000%, 10/01/2019	B1	464,566	469,792
Tallgrass Energy Partners LP, Senior Secured First Lien Term Loan, 5.250%, 11/13/2018	Ba3	12,310,918	12,572,586
W3 Co., Senior Secured First Lien Term Loan, 5.750%, 03/13/2020	B1	1,118,012	1,129,662
W3 Co., Senior Secured Second Lien Term Loan, 9.250%, 09/13/2020	Caa1	1,058,824	1,085,294

			49,477,773

Environmental Industries - 1.70%
ADS Waste Holdings, Inc., Senior Secured Tranche B First Lien Term Loan, 4.250%, 10/09/2019	B2	8,977,500	9,090,661
Progressive Waste Solutions, Ltd., Senior Secured First Lien Term B Loan, 3.500%, 10/24/2019	Ba1	1,813,636	1,840,279
Tervita Corp., Senior Secured First Lien Term Loan, 6.250%, 05/15/2018	B2	3,761,905	3,814,816

			14,745,756

Healthcare and Pharmaceuticals - 12.23%
ABB Con-Cise Optical Group LLC, Senior Secured First Lien Term Loan, 5.500%, 02/06/2019	B2	2,941,176	2,965,088
Ardent Medical Services, Inc., Senior Secured First Lien Term Loan, 6.750%, 07/02/2018	B1	5,131,496	5,234,126
ATI Physical Therapy, Senior Secured First Lien Term Loan, 5.750%, 12/20/2019	B2	735,000	746,025
Axcan Pharmaceuticals, Inc., Senior Secured First Lien Term B-1 Loan, 5.500%, 02/10/2017	B1	2,979,683	3,010,969
Axcan Pharmaceuticals, Inc., Senior Secured First Lien Term B-2 Loan, 5.500%, 02/10/2017	B1	3,974,912	4,016,649
Bausch & Lomb, Inc., Senior Secured First Lien Bridge Loan, 0.283%, 01/01/2020	B1	3,000,000	3,022,500
Capsugel Holdings U.S., Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 08/01/2018	B1	5,761,388	5,867,628
Carestream Health, Inc., (aka Onex Carestream Finance LP), Senior Secured First Lien Term B Loan, 5.000%, 02/27/2017	B1	5,963,104	5,998,793
CHG Buyer Corp., Senior Secured First Lien Term Loan, 5.000%, 11/19/2019	B2	4,976,188	5,050,060
CHG Buyer Corp., Senior Secured Second Lien Term Loan, 9.000%, 11/19/2020	B2	3,000,000	3,088,755
Convatec, Inc. (aka Cidron Healthcare, Ltd.), Senior Secured First Lien Dollar Term Loan, 5.000%, 12/22/2016	Ba3	4,038,047	4,116,789
Drumm Investors LLC (aka Golden Living), Senior Secured First Lien Term Loan, 5.000%, 05/04/2018	B1	6,963,509	6,751,366
Emergency Medical Services Corp., (aka AMR/EMCare), Senior Secured First Lien Initial Term Loan, 4.000%, 05/25/2018	B1	1,726,397	1,748,512
Harvard Drug Group LLC, Senior Secured First Lien Term Loan, 5.000%, 10/29/2019	B2	5,969,693	6,070,432
Ikaria Acquisition, Inc., Senior Secured First Lien Term Loan, 7.750%, 09/18/2017	B1	4,477,500	4,522,275
Immucor, Inc., Senior Secured First Lien Term B-2 Loan, 5.000%, 08/17/2018	Ba3	471,364	478,437
IMS Health, Inc., Senior Secured First Lien Tanche B-1 Term Loan, 3.750%, 09/01/2017	Ba3	2,062,667	2,087,677
National Mentor Holdings, Inc., Senior Secured Tranche B-1 First Lien Term Loan, 6.500%, 02/09/2017	Ba3	8,954,337	9,096,128
National Specialty Hospitals, Senior Secured First Lien Initial Term Loan, 8.250%, 02/03/2017	B2	4,000,000	3,990,000
Par Pharmaceutical Co., Inc., Senior Secured First Lien Additional Term B-1 Loan, 4.250%, 09/30/2019	B1	6,965,044	7,048,450
RadNet, Inc., Senior Secured Tranche B First Lien Term Loan, 6.500%, 10/10/2018	B2	7,214,477	7,315,948
Sheridan Healthcare, Inc., Senior Secured Second Lien Initial Term Loan, 9.000%, 07/01/2019	B1	2,727,273	2,786,373
Sheridan Holdings, Inc., Senior Secured First Lien Initial Term Loan, 4.500%, 06/29/2018	B1	2,128,046	2,148,337

	Moody’s Rating	Principal Amount	Market Value

Healthcare and Pharmaceuticals (continued)
Smile Brands Group, Inc., Senior Secured First Lien Term B Loan, 7.000%, 12/21/2017	Ba3	$4,987,277	$4,725,445
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan, 6.500%, 02/06/2017	B1	1,994,891	1,999,879
United Surgical Partners International, Inc., Senior Secured New Tranche B First Lien Term Loan, 7.000%, 04/03/2019	Ba3	2,132,143	2,150,138

			106,036,779

High Tech Industries - 14.16%
Aspect Software, Inc., Senior Secured First Lien Term B Loan, 7.000%, 05/09/2016	Ba3	5,906,976	5,993,099
Attachmante Corp., Senior Secured Second Lien Term Loan, 11.000%, 11/22/2018	B1	6,000,000	6,063,750
Audio Visual Services Group, Senior Secured First Lien Term Loan, 6.750%, 11/9/2018	B1	9,460,825	9,460,825
Blackboard, Inc., Senior Secured First Lien Term B-2 Loan, 6.250%, 10/04/2018	B1	13,939,650	14,166,169
CompuCom Systems, Inc., Senior Secured First Lien Term Loan, 6.500%, 10/04/2018	B2	8,805,517	8,987,131
Excelitas Technologies, Inc. (fka IDS Acquisition), Senior Secured First Lien Term B Loan, 5.000%, 11/29/2016	B1	4,939,756	4,989,154
EZE Software, Senior Secured First Lien Term Loan, 4.750%, 03/14/2020	B1	1,333,333	1,355,560
Hyland Software, Inc., Senior Secured First Lien Term Loan, 5.500%, 10/25/2019	B2	9,893,238	9,973,620
Kronos, Inc. (aka Seahawk Acquisition Corp.), Senior Secured First Lien Incremental Term Loan, 4.500%, 10/30/2019	B1	8,977,500	9,119,659
Kronos, Inc. (aka Seahawk Acquisition Corp.), Senior Secured Second Lien Term Loan, 9.750%, 04/30/2020	B1	3,076,923	3,223,077
Lawson Software, Inc. (kfa SoftBrands, Inc.), Senior Secured First Lien Term B-2 Loan, 5.250%, 04/05/2018	B2	3,980,000	4,049,650
Microsemi Corp., Senior Secured First Lien Term Loan, 3.750%, 02/19/2020	Ba2	2,151,047	2,174,708
Presidio, Inc., Senior Secured First Lien Term Loan, 5.750%, 03/31/2017	B1	4,477,500	4,527,872
Rocket Software, Inc., Senior Secured First Lien Term Loan, 5.750%, 02/08/2018	B1	2,874,351	2,894,112
Sirius Computer, Inc. (SCS Holdings I), Senior Secured First Lien Term Loan, 7.000%, 12/07/2018	Ba3	5,538,462	5,621,538
Sophia LP, Senior Secured First Lien Additional Term B Loan, 4.500%, 07/19/2018	Ba3	1,995,000	2,026,671
Technicolor SA, Senior Secured First Lien Term A2 Facility Loan, 7.000%, 05/26/2016	B3	1,504,172	1,520,470
Technicolor SA, Senior Secured First Lien Term B2 Facility Loan, 8.000%, 05/26/2017	B3	3,900,108	3,942,365
TriZetto Group, Inc. (TZ Merger Sub, Inc.), Senior Secured First Lien Term Loan, 4.750%, 05/02/2018	B1	1,796,546	1,809,059
TriZetto Group, Inc. (TZ Merger Sub, Inc.), Senior Secured Second Lien Term Loan, 8.500%, 03/28/2019	B1	1,288,768	1,308,100
Vertafore, Inc., Senior Secured Second Lien Term Loan, 9.750%, 10/27/2017	B1	9,250,000	9,481,250
Wall Street Systems Holdings, Inc., Senior Secured First Lien Term Loan, 5.750%, 10/25/2019	Ba3	7,125,000	7,218,516
Wesco Distribution, Senior Secured First Lien Term Loan, 4.503%, 12/04/2019	Ba3	2,857,143	2,895,828

			122,802,183

Hotels, Gaming and Leisure - 3.16%
AMC Entertainment, Inc., Senior Secured First Lien Term B3 Loan, 4.750%, 02/22/2018	B2	994,962	1,004,041
Centaur LLC, Senior Secured First Lien Term Loan, 5.250%, 02/20/2019	B1	3,333,333	3,387,500
Corner Investment Propco LLC, Senior Secured First Lien Term B Loan, 11.000%, 11/04/2019	B3	3,000,000	3,045,000
MGM Resorts, Inc., Senior Secured First Lien Term A Loan, 3.284%, 12/20/2017	B2	2,493,750	2,502,478
MGM Resorts, Inc., Senior Secured First Lien Term B Loan, 4.250%, 12/20/2019	B2	5,782,609	5,885,973
OSI Restaurant Partners LLC, Senior Secured First Lien Term Loan, 4.750%, 10/28/2019	B3	4,156,579	4,220,549
Zuffa LLC, Senior Secured First Lien Term B Loan, 4.000%, 02/25/2020	Ba3	7,241,379	7,350,000

			27,395,541

Media Advertising, Printing and Publishing - 2.61%
Cenveo Corp., Senior Secured First Lien Term B Facility Loan, 7.000%, 12/21/2016	Ba3	1,989,822	1,999,771
Getty Images, Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 10/18/2019	B1	6,982,500	7,088,110
McGraw-Hill Global Education Holdings LLC, Senior Secured First Lien Term Loan, 9.000%, 03/18/2019	B2	4,166,667	4,036,479
Playboy Enterprises, Inc., Senior Secured First Lien Term B Loan, 8.250%, 03/06/2017	B2	3,430,422	3,464,727
SGS International, Inc. (aka Southern Graphics/Logo Merger Sub), Senior Secured First Lien Term Loan, 5.000%, 10/17/2019	B1	5,985,000	6,056,072

			22,645,159

Media Broadcasting and Subscription - 3.01%
Cumulus Media Holdings, Inc., Senior Secured First Lien Term Loan, 4.500%, 09/17/2018	Caa1	4,975,000	5,051,690
Entercom Radio LLC, Senior Secured First Lien Term B Loan, 5.000%, 11/23/2018	B2	2,107,190	2,149,007

	Moody’s Rating	Principal Amount	Market Value

Media Broadcasting and Subscription (continued)
FoxCo Acquisition Sub. LLC, Senior Secured First Lien Term Loan, 5.500%, 07/14/2017	B1	$2,742,658	$2,796,648
Hubbard Radio LLC, Senior Secured First Lien Term Loan, 4.500%, 04/28/2017	Ba3	1,018,082	1,030,808
NEP/NCP Holdco, Inc., Senior Secured First Lien Term Loan, 4.750%, 01/22/2020	B1	1,671,788	1,694,775
Nexstar Broadcasting, Inc. (aka MIssion Broadcasting, Inc.), Senior Secured First Lien Mission Term Loan, 4.500%, 12/03/2019	Ba3	907,636	925,226
Nexstar Broadcasting, Inc. (aka Mission Broadcasting, Inc.), Senior Secured First Lien Term B Loan, 4.500%, 12/03/2019	Ba3	2,146,909	2,188,516
RCN Corp., Senior Secured First Lien Term B Loan, 5.250%, 03/02/2020	B1	3,690,593	3,756,341
SESAC Holdings, Inc., Senior Secured First Lien Term Loan, 6.000%, 02/15/2019	B1	2,464,412	2,490,596
Univision Communications, Inc., Senior Secured First Lien Term C1 Loan, 4.750%, 03/01/2020	B2	4,000,000	4,026,860

			26,110,467

Metals and Mining - 1.05%
MRC Global (aka McJunkin Corp.), Senior Secured First Lien Term B Loan, 6.250%, 11/08/2019	Ba2	8,993,269	9,133,789

Retail - 11.18%
Academy, Ltd., Senior Secured First Lien Initial Term Loan, 4.750%, 08/03/2018	B2	9,950,000	10,105,469
Albertson’s, Inc., Senior Secured First Lien Term Loan, 5.750%, 02/26/2016	B1	3,333,333	3,394,933
Bass Pro Group LLC, Senior Secured First Lien New Term Loan, 4.042%, 11/20/2019	B1	8,673,913	8,779,908
BJ’s Wholesale Club, Inc., Senior Secured First Lien Replacement Term Loan, 4.250%, 09/26/2019	B2	5,985,000	6,052,631
Burlington Coat Factory Warehouse Corp., Senior Secured First Lien Term B-1 Loan, 5.500%, 02/23/2017	B3	2,776,843	2,819,148
Chinos Acquisition Corp. (aka J. Crew Group, Inc.), Senior Secured First Lien New Term B1 Loan, 4.000%, 03/07/2018	B1	3,979,747	4,031,742
Cole Haan LLC, Senior Secured First Lien Term Loan, 5.750%, 01/30/2020	B2	1,333,333	1,352,500
Collective Brands Finance, Inc. (aka Payless ShoeSource), Senior Secured First Lien Term Loan, 7.250%, 10/09/2019	B1	10,142,162	10,299,062
Container Store, Inc., Senior Secured First Lien Term B3 Loan, 6.250%, 04/08/2019	B3	1,892,593	1,911,519
DBP Holdings Corp, Senior Secured First Lien Initial Term Loan, 5.000%, 10/11/2019	B2	7,260,870	7,365,208
Leslie’s Poolmart, Inc., Senior Secured Tranche B First Lien Term Loan, 5.250%, 10/16/2019	B2	9,952,400	10,111,041
Neiman Marcus Group, Inc., Senior Secured First Lien Extended Term Loan, 4.000%, 05/16/2018	B2	6,562,500	6,631,144
Renfro Corp., Senior Secured First Lien New Term B Loan, 5.750%, 01/30/2019	B2	666,667	675,833
Smart & Final Stores LLC, Senior Secured First Lien Term Loan, 5.750%, 11/15/2019	B3	15,391,113	15,636,448
Sports Authority, Inc. (aka TSA), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	B3	3,979,644	4,019,460
The Gymboree Corp., Senior Secured First Lien Term Loan, 5.000%, 02/23/2018	B1	1,937,036	1,882,043
Yankee Candle Co., Inc., Senior Secured First Lien Term B Loan, 5.250%, 04/02/2019	Ba2	1,814,244	1,829,801

			96,897,890

Services - Business - 7.78%
4L Holdings Corp. (aka Clover Technology), Senior Secured First Lien Term Loan, 6.765%, 05/07/2018	B2	4,364,269	4,364,269
Alix Partners LLP, Senior Seucred First Lien Refinancing Term B-2 Loan, 4.500%, 06/28/2019	Ba3	5,404,040	5,460,323
Crossmark Holdings, Inc., Senior Secured First Lien Term Loan, 4.500%, 12/20/2019	B1	2,358,491	2,365,130
Crossmark Holdings, Inc., Senior Secured Second Lien Term Loan, 8.750%, 12/21/2020	B1	2,000,000	2,007,500
eResearch Technology, Inc., Senior Secured First Lien Term Loan, 6.000%, 05/02/2018	B1	3,161,290	3,181,048
Garda Worldwide Security Corp., Senior Secured First Lien Term Loan, 4.500%, 11/13/2019	B1	3,206,250	3,252,340
Ipreo Holdings LLC, Senior Secured Tranche B-2 First Lien Term Loan, 6.500%, 08/07/2017	B1	988,223	1,000,575
MoneyGram Payment Systems Worldwide, Inc., Senior Secured First Lien Term B Loan, 4.250%, 03/27/2020	Ba1	2,375,810	2,401,065
Monitronics International, Inc., Senior Secured First Lien Term B Loan, 4.250%, 03/23/2018	B2	6,385,403	6,489,166
Scitor Corp., Senior Secured First Lien Term Loan, 5.000%, 02/15/2017	B2	3,864,747	3,885,675
Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term B-2 Loan, 4.000%, 12/31/2016	B1	1,783,679	1,798,162
SI Organization, Inc., Senior Secured New Tranche B First Lien Term Loan, 4.500%, 11/22/2016	Ba3	2,992,347	2,998,571
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 5.500%, 02/07/2019	B1	5,727,273	5,827,500
Transaction Network Services, Senior Secured First Lien Term Loan, 5.000%, 02/14/2020	B1	3,525,641	3,526,752
Transaction Network Services, Senior Secured Second Lien Term Loan, 9.000%, 08/14/2020	B1	1,654,412	1,657,514

	Moody’s Rating	Principal Amount	Market Value

Services - Business (continued)
TravelCLICK Holdings (aka TCH-2 Holdings), Senior Secured First Lien Term B Loan, 5.750%, 03/16/2016	B1	$1,502,154	$1,504,031
TravelCLICK Holdings (aka TCH-2 Holdings), Senior Secured Second Lien Term Loan, 9.750%, 03/25/2018	B1	1,074,627	1,109,552
Truven Health Analytics, Inc., Senior Secured New Tranche B First Lien Term Loan, 5.750%, 06/06/2019	Ba3	7,996,224	8,116,167
Web.com Group, Inc., Senior Secured First Lien Term Loan, 4.500%, 10/27/2017	B1	6,444,356	6,512,827

			67,458,167

Services - Consumer - 1.72%
Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan, 4.500%, 12/10/2018	B1	2,973,374	3,001,621
Aramark Corp., Senior Secured First Lien Term D Loan, 4.000%, 08/22/2019	Ba3	6,999,747	7,077,374
Bright Horizons Family Solutions LLC, Senior Secured First Lien Term Loan, 4.000%, 01/30/2020	B2	1,408,451	1,423,063
California Pizza Kitchen, Inc., Senior Secured First Lien Term Loan, 0.284%, 04/15/2018	B2	3,418,605	3,435,698

			14,937,756

Telecommunications - 5.23%
Avaya, Inc., Senior Secured B-3 Extended First Lien Term B-3 Loan, 4.788%, 10/26/2017	B1	3,972,637	3,759,108
Fairpoint Communications, Inc., Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	Ba2	6,000,000	5,861,670
Fibertech Networks, LLC (Firefox), Senior Secured First Lien New Term Loan, 5.750%, 12/18/2019	B2	5,374,972	5,435,441
Greeneden U.S. Holdings II LLC, Senior Secured First Lien Dollar Term Loan, 4.000%, 02/08/2020	B2	252,439	254,490
Leap Wireless International, Inc. (Cricket Communications), Senior Secured First Lien Term Loan, 4.750%, 10/10/2019	Ba2	8,312,500	8,365,783
Sorenson Communications, Inc., Senior Secured First Lien Term Loan, 9.500%, 10/31/2014	B2	5,923,563	6,022,902
Wide Open West Finance LLC, Senior Secured First Lien Term B Loan, 4.750%, 03/26/2019	B1	5,001,091	5,058,403
Zayo Group LLC (Zayo Capital, Inc.), Senior Secured First Lien Term Loan, 4.500%, 07/02/2019	B2	10,488,770	10,609,758

			45,367,555

Transportation Cargo - 1.01%
Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan, 3.750%, 06/13/2016	Ba3	8,680,556	8,767,361

Transportation Consumer - 3.43%
Air Medical Group Holdings, Inc., Senior Secured First Lien Term B-1 Loan, 6.500%, 06/30/2018	B2	5,353,043	5,486,870
Delta Airlines, Inc., Senior Secured First Lien 6 Year Term Loan, 5.250%, 10/18/2018	Ba2	10,000,000	10,181,250
Sabre, Inc., Senior Secured First Lien Term B Loan, 5.243%, 02/19/2019	B1	6,031,254	6,121,149
Travelport, Inc. (aka TDS Investors), Senior Secured First Lien Extended Delayed Draw Term Loan, 5.056%, 08/21/2015	B1	2,050,000	2,041,995
Travelport, Inc. (aka TDS Investors), Senior Secured First Lien Extended Tranche B Dollar Term Loan, 5.056%, 08/21/2015	B1	3,129,429	3,117,208
Travelport, Inc. (aka TDS Investors), Senior Secured Tranche S First Lien Term Loan, 5.034%, 08/21/2015	B1	1,509,932	1,504,036
United Airlines, Inc., Senior Secured First Lien Term B Loan, 4.250%, 04/01/2019	Ba3	1,254,400	1,269,559

			29,722,067

Utilities Electric - 1.10%
Calpine Corp., Senior Secured First Lien Term B3 Loan, 4.000%, 10/09/2019	B1	9,406,149	9,548,229

Wholesale - 0.74%
VWR International, Inc., Senior Secured First Lien Eur Term Loan, 4.369%, 04/03/2017	B1	4,987,500	6,405,267

TOTAL FLOATING RATE LOAN INTERESTS (Cost $927,331,037)			941,170,132

	Moody’s Rating	Principal Amount	Market Value

CONVERTIBLE CORPORATE BONDS - 0.23%
Semiconductors - 0.23%
Advanced Micro Devices, Inc., Senior Unsecured Bond, 6.000%, 05/01/2015(b)(d)	NR	$2,000,000	$1,997,500

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,959,703)			1,997,500

CORPORATE BONDS - 34.31%
Banking, Finance, and Real Estate - 0.96%
Felcor Lodging Trust, Inc., Senior Unsecured Bond, 5.625%, 03/01/2023(b)	B2	4,000,000	4,085,000
Hub International, Ltd., Senior Unsecured Bond, 8.125%, 10/15/2018(b)	Caa2	4,000,000	4,230,000

			8,315,000

Beverage, Food and Tobacco - 1.36%
Aramark Corp., Senior Unsecured Bond, 5.750%, 03/15/2020(b)	B3	1,500,000	1,541,250
Chiquita Brands International, Inc., Senior Unsecured Bond, 7.875%, 02/01/2021(b)	B1	1,500,000	1,576,875
Del Monte Foods Co., Senior Unsecured Bond, 7.625%, 01/15/2019	Caa1	5,000,000	5,212,500
Land O’ Lakes, Inc., Senior Unsecured Bond, 6.000%, 11/15/2022(b)	Ba2	750,000	802,500
U.S. Foods, Inc., Senior Unsecured Bond, 8.500%, 06/30/2019(b)	Caa2	2,500,000	2,665,625

			11,798,750

Capital Equipment - 0.15%
Bombardier, Inc., Senior Unsecured Bond, 6.125%, 01/15/2023(b)	Ba2	750,000	781,875
Gibraltar Steel Corp., Senior Unsecured Bond, 6.250%, 02/01/2021(b)	B2	500,000	532,500

			1,314,375

Chemicals, Plastics and Rubber - 0.53%
Nufarm Australia, Ltd., Senior Unsecured Bond, 6.375%, 10/15/2019(b)	Ba3	3,000,000	3,090,000
PetroLogistics LP (PetroLogistics Finance Corp.), Senior Unsecured Bond, 6.250%, 04/01/2020(b)	B2	1,000,000	1,011,250
U.S. Coatings Acquisition, Inc., Senior Unsecured Bond, 7.375%, 05/01/2021(b)	Caa1	500,000	528,125

			4,629,375

Construction and Building - 0.18%
Zachry Holdings, Inc., Senior Unsecured Bond, 7.500%, 02/01/2020(b)	B2	1,450,000	1,533,375

Consumer Goods Durable - 0.99%
Reynolds Group Holdings, Inc., Senior Unsecured Bond,
8.500%, 05/15/2018	Ba2	4,000,000	4,225,000
5.750%, 10/15/2020	Ba2	4,000,000	4,085,000
Spectrum Brands Escrow Corp. (f/k/a Reyovac), Senior Unsecured Bond, 6.625%, 11/15/2020(b)	B3	250,000	271,875

			8,581,875

Consumer Goods Non Durable - 0.70%
Revlon Consumer Products Corp., Senior Unsecured Bond, 5.750%, 02/15/2021(b)	B1	6,000,000	6,045,000

Energy Electricity - 1.12%
Advanced Micro Devices, Inc., Senior Unsecured Bond, 7.500%, 08/15/2022(b)	B2	4,000,000	3,650,000
Amkor Technology, Inc., Senior Unsecured Bond, 6.375%, 10/01/2022	Ba3	4,000,000	4,010,000
NXP B.V. (NXP Fundings LLC), Senior Unsecured Bond, 5.750%, 03/15/2023(b)	B3	2,000,000	2,045,000

			9,705,000

Energy, Oil and Gas - 7.17%
Alta Mesa Holdings LP, Senior Unsecured Bond, 9.625%, 10/15/2018	B3	8,000,000	8,480,000
Atlas Pipeline Partners LLC, Senior Unsecured Bond, 6.625%, 10/01/2020(b)	B2	5,000,000	5,237,500
BreitBurn Energy Partners LP, Senior Unsecured Bond, 7.875%, 04/15/2022	B3	4,500,000	4,837,500
CVR Refining LLC / Coffeyville Finance, Inc., Senior Unsecured Bond, 6.500%, 11/01/2022(b)	B2	5,000,000	5,137,500
Everest Acquisition LLC, Senior Unsecured Bond, 7.750%, 09/01/2022	Ba3	2,000,000	2,220,000
Forest Oil Corp., Senior Unsecured Bond, 7.500%, 09/15/2020(b)	B2	4,000,000	4,240,000

	Moody’s Rating	Principal Amount	Market Value

Energy, Oil and Gas (continued)
Genesis Energy LP/Finance Corp., Senior Unsecured Bond, 5.750%, 02/15/2021(b)	B1	$2,000,000	$2,068,750
Linn Energy LLC, Senior Unsecured Bond, 6.250%, 11/01/2019(b)	B2	8,000,000	8,220,000
Resolute Energy Corp., Senior Unsecured Bond, 8.500%, 05/01/2020(b)	B3	2,900,000	3,016,000
Samson Investment Co., Senior Unsecured Bond, 9.750%, 02/15/2020(b)	B3	4,000,000	4,270,000
SandRidge Energy, Inc., Senior Unsecured Bond, 7.500%, 02/15/2023	B2	4,000,000	4,170,000
Sidewinder Drilling, Inc., Senior Unsecured Bond, 9.750%, 11/15/2019(b)	B3	4,250,000	4,292,500
Vanguard Natural Resources LLC, Senior Unsecured Bond, 7.875%, 04/01/2020	Caa1	2,250,000	2,424,375
Western Refining, Inc., Senior Unsecured Bond, 6.250%, 04/01/2021(b)	B2	3,500,000	3,583,125

			62,197,250

Healthcare and Pharmaceuticals - 1.01%
Amsurg Corp., Senior Unsecured Bond, 5.625%, 11/30/2020(b)	Ba3	1,000,000	1,057,500
Aurora Diagnostics LLC, Senior Unsecured Bond, 10.750%, 01/15/2018	B3	2,000,000	1,590,000
Kinetic Concepts, Inc., Senior Unsecured Bond, 12.500%, 11/01/2019	Caa1	4,000,000	3,980,000
Valeant Pharmaceuticals, Inc., Senior Unsecured Bond, 6.375%, 10/15/2020(b)	B1	2,000,000	2,117,500

			8,745,000

High Tech Industries - 3.57%
Allen Systems Group, Inc., Senior Secured Bond, 10.500%, 11/15/2016(b)	Caa2	1,875,000	1,209,375
Brocade Communications Systems, Inc., Senior Unsecured Bond, 4.625%, 01/15/2023(b)	B1	1,250,000	1,215,625
IMS Health, Inc., Senior Unsecured Bond, 6.000%, 11/01/2020(b)	B3	2,600,000	2,717,000
MModal, Inc., Senior Unsecured Bond, 10.750%, 08/15/2020(b)	Caa1	3,017,000	2,639,875
Mood Media Corp., Senior Unsecured Bond, 9.250%, 10/15/2020(b)	B3	6,700,000	7,353,250
Sanmina-SCI Corp., Senior Unsecured Bond, 7.000%, 05/15/2019(b)	B1	4,000,000	4,200,000
Southern Graphics, Inc., Senior Unsecured Bond, 8.375%, 10/15/2020(b)	Caa1	1,000,000	1,040,000
Technicolor SA, Senior Unsecured Bond,
9.350%, 04/23/2016	B3	544,009	597,955
9.350%, 05/26/2017	B3	1,455,991	1,600,375
Viasystems, Inc., Senior Unsecured Bond, 7.875%, 05/01/2019(b)	B2	8,002,000	8,402,100

			30,975,555

Hotels, Gaming and Leisure - 1.43%
NCL Corp., Ltd., Senior Unsecured Bond, 5.000%, 02/15/2018(b)	B3	3,250,000	3,327,187
Sabre Holdings, Corp., Senior Unsecured Bond, 8.500%, 05/15/2019(b)	B1	4,000,000	4,355,000
Six Flags Theme Parks, Inc., Senior Unsecured Bond, 5.250%, 01/15/2021(b)	B3	3,250,000	3,262,188
Viking Cruises, Ltd., Senior Unsecured Bond, 8.500%, 10/15/2022(b)	B3	1,350,000	1,491,750

			12,436,125

Media Diversified and Production - 3.42%
Cablevision Systems Corp., Senior Unsecured Bond, 5.875%, 09/15/2022	B1	4,000,000	3,975,000
CCO Holdings, Inc., Senior Unsecured Bond, 5.125%, 02/15/2023	B1	3,650,000	3,558,750
Cequel Communications LLC, Senior Unsecured Bond, 6.375%, 09/15/2020(b)	B3	8,500,000	8,861,250
LIN Television Corp., Senior Unsecured Bond, 6.375%, 01/15/2021(b)	B3	1,250,000	1,337,500
Mediacom Broadband Group (aka MCC Iowa), Senior Unsecured Bond, 6.375%, 04/01/2023(b)	B3	2,225,000	2,319,563
Quebecor Media, Inc., Senior Unsecured Bond, 5.750%, 01/15/2023(b)	B2	1,500,000	1,537,500
Sinclair Television Group, Inc., Senior Unsecured Bond, 6.125%, 10/01/2022(b)	B2	3,500,000	3,683,750
Univision Communications, Inc., Senior Unsecured Bond, 6.750%, 09/15/2022(b)	B2	4,000,000	4,340,000

			29,613,313

Metals and Mining - 0.62%
Prince Mineral Holding Corp., Senior Unsecured Bond, 11.500%, 12/15/2019(b)	Caa1	1,000,000	1,122,500
Terex Corp., Senior Unsecured Bond, 6.000%, 05/15/2021	B3	4,000,000	4,230,000

			5,352,500

Retail - 1.90%
Logan’s Roadhouse, Inc., Senior Unsecured Bond, 10.750%, 10/15/2017	B3	2,494,000	2,344,360
Petco Holdings, Inc., Senior Unsecured Bond, 8.500%, 10/15/2017(b)(c)	Caa1	2,300,000	2,383,375
Ruby Tuesday, Inc., Senior Unsecured Bond, 7.625%, 05/15/2020(b)	B3	4,000,000	3,990,000
Serta Simmons Holdings LLC, Senior Unsecured Bond, 8.125%, 10/01/2020(b)	Caa1	6,000,000	6,262,500

	Moody’s Rating	Principal Amount	Market Value

Retail (continued)
Wolverine World Wide, Inc., Senior Unsecured Bond, 6.125%, 10/15/2020(b)	B2	$1,400,000	$1,492,750

			16,472,985

Services - Business - 2.37%
FTI Consulting, Inc., Senior Unsecured Bond, 6.000%, 11/15/2022(b)	Ba2	1,800,000	1,912,500
Global A&T Electronics, Ltd., Senior Unsecured Bond, 10.000%, 02/01/2019(b)	B1	4,000,000	4,320,000

Hertz Corp., Senior Unsecured Bond,
5.875%, 10/15/2020	B2	1,000,000	1,060,000
6.250%, 10/15/2022	B2	1,000,000	1,090,000
Neff Rental LLC, Senior Unsecured Bond, 9.625%, 05/15/2016(b)	Caa1	6,408,000	6,840,540
NES Rentals Holdings, Inc., Senior Unsecured Bond, 12.250%, 04/15/2015(b)	Caa2	5,000,000	5,312,500

			20,535,540

Telecommunications - 4.98%
Avaya, Inc., Senior Secured Bond, 7.000%, 04/01/2019(b)	B1	4,000,000	3,930,000
Cincinnati Bell, Inc. (aka Broadwing, Inc.), Senior Unsecured Bond, 8.750%, 03/15/2018	B3	4,643,000	4,631,392
Crown Castle International Corp., Senior Unsecured Bond, 5.250%, 01/15/2023	B1	5,000,000	5,106,250
DigitalGlobe, Inc., Senior Unsecured Bond, 5.250%, 02/01/2021(b)	B1	1,350,000	1,346,625
Fairpoint Communications, Inc., Senior Secured Bond, 8.750%, 08/15/2019(b)	B2	3,000,000	2,925,000
Frontier Communications Corp., Senior Unsecured Bond, 7.125%, 01/15/2023	Ba2	4,000,000	4,065,000
GCI, Inc., Senior Unsecured Bond, 6.750%, 06/01/2021	B2	6,000,000	5,655,000
MetroPCS Wireless, Inc., Senior Unsecured Bond, 6.250%, 04/01/2021(b)	B1	2,000,000	2,042,500
Sorenson Communications, Inc., Senior Unsecured Bond, 10.500%, 02/01/2015(b)	B1	4,000,000	3,470,000
Sprint Nextel Corp., Senior Unsecured Bond, 6.000%, 11/15/2022	B3	4,750,000	4,904,375
Virgin Media Finance PLC, Senior Unsecured Bond,
5.375%, 04/15/2021(b)	Ba3	1,500,000	1,567,500
6.375%, 04/15/2023(b)	B2	500,000	526,250
Windstream Corp., Senior Unsecured Bond, 6.375%, 08/01/2023(b)	Ba3	3,000,000	2,992,500

			43,162,392

Transportation Cargo - 0.87%
Gulfmark Offshore, Inc., Senior Unsecured Bond, 6.375%, 03/15/2022	B1	1,900,000	1,985,500
Kenan Advantage Group, Inc., Senior Unsecured Bond, 8.375%, 12/15/2018(b)	B3	5,250,000	5,538,750

			7,524,250

Utilities Electric - 0.49%
NRG Energy, Inc., Senior Unsecured Bond, 6.625%, 03/15/2023(b)	B1	4,000,000	4,260,000

Wholesale - 0.49%
VWR Funding, Inc. Senior Unsecured Bond, 7.250%, 09/15/2017(b)	Caa1	4,000,000	4,255,000

TOTAL CORPORATE BONDS (Cost $289,545,002)			297,452,660

Total Investments - 143.09% (Cost $1,218,835,742)			1,240,620,292

Assets in Excess of Other Liabilities - 1.89%			16,371,978

Senior Secured Notes - (44.98)%			(390,000,000)

Net Assets - 100.00%			$866,992,270

Amounts above are shown as a percentage of net assets as of March 31, 2013.

(a)	The interest rate shown represents the rate at period end.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $209,411,828, which represents approximately 24.15% of net assets as of March 31, 2013.

(c)	Option to convert to pay-in-kind security.
(d)	Security not rated by Moody’s.

See Notes to Quarterly Portfolio of Investments.

Blackstone / GSO Strategic Credit Fund

Notes to Quarterly Portfolio of Investments

March 31, 2013 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is a newly organized, non-diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (‘‘Senior Secured Loans’’) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

BGB is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. BGB may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.

Portfolio Valuation: BGB’s net asset value (“NAV”) will be determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BGB’s perceived risk of investing in those securities.

The following table summarizes the valuation of the BGB’s investments under the fair value hierarchy levels as of March 31, 2013:

Investments in Securities at Value^	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace and Defense	$ –	$ 27,445,652	$ 6,058,900	$33,504,552
Automotive	–	16,142,180	2,330,769	18,472,949
Beverage, Food and Tobacco	–	18,714,930	3,547,819	22,262,749
Capital Equipment	–	12,448,480	8,229,962	20,678,442
Chemicals, Plastics and Rubber	–	30,875,660	11,333,672	42,209,332
Construction and Building	–	2,916,462	13,074,587	15,991,049
Consumer Goods Non Durable	–	7,334,806	8,325,000	15,659,806
Containers, Packaging and Glass	–	27,457,211	4,307,964	31,765,175
Energy Electricity	–	10,215,101	5,640,494	15,855,595
Energy, Oil and Gas	–	43,679,759	5,798,014	49,477,773
Healthcare and Pharmaceuticals	–	97,024,400	9,012,379	106,036,779
High Tech Industries	–	98,673,183	24,129,000	122,802,183
Hotels, Gaming and Leisure	–	17,000,541	10,395,000	27,395,541
Media Advertising, Printing and Publishing	–	13,124,360	9,520,799	22,645,159
Services - Business	–	58,016,509	9,441,658	67,458,167
Services - Consumer	–	11,502,058	3,435,698	14,937,756
Transportation Cargo	–	–	8,767,361	8,767,361
Other	–	305,249,764	–	305,249,764
Corporate Bonds	–	297,452,660	–	297,452,660
Convertible Corporate Bonds	–	1,997,500	–	1,997,500
Total	$ –	$ 1,097,271,216	$ 143,349,076	$1,240,620,292

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Investments in Securities at Value^	Balance as of December 31, 2012	Accrued Discount/ Premium	Realize d gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases	Net sales proceeds	Transfer in and/or (out) of Level 3*	Balance as March 31, 2013	Net change in unrealized appreciation / (depreciatio n) attributable to Level 3 investments still held at 3/31/2013

Floating Rate Loan Interests	$101,343,064	$24,728	$391,425	$1,063,956	$42,345,565	$(19,330,666)	$17,511,004	$143,349,076	$2,449,295
Total	$101,343,064	$24,728	$391,425	$1,063,956	$42,345,565	$(19,330,666)	$17,511,004	$143,349,076	$2,449,295

Information about Level 3 fair value measurements as of March 31, 2013:

	Fair Value at 3/31/13	Valuation Technique(s)	Unobservable Input(s)

Floating Rate Loan Interests	$143,349,076	Third-party vendor pricing service	Vendor quotes

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

^For detailed descriptions of classifications, see the accompanying Portfolio of Investments.

*Transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and Information for these securities. Transferred from Level 3 to Level 2 as observable inputs are available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. Senior Secured LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bond of varying maturities. Under normal market conditions, at least 80% of BGB’s Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines Managed Assets as net assets plus any borrowing for investment purposes. At March 31, 2013, 98.72% of BGB’s Managed Assets were held in corporate fixed income instruments and Loans.

First lien secured loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and collateral securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. At March 31, 2013, BGB had invested $53,169,234 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the risk and valuation committee of the Adviser. The factors considered by the committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if it acquires a Loan through participation, will elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through a participation. The Adviser has established a risk and valuation committee that regularly reviews each broker-dealer counterparty for, among other things, its quality and the quality of its execution.

NOTE 4. UNREALIZED APPRECIATION/ (DEPRECIATION)

On March 31, 2013, based on cost of $1,218,835,742 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,391,747 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,607,197, resulting in net unrealized depreciation of $21,784,550.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2013

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2013

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2013